Financial Assets and Liabilities at Fair Value through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Financial Assets and Liabilities at Fair Value through Profit or Loss

	December 31, 2021	December 31, 2022
	NT$	NT$
	(In Millions)	(In Millions)
Financial assets

Mandatorily measured at FVTPL
Forward exchange contracts	$159.0	$947.5
Convertible bonds	—	122.9

	$159.0	$1,070.4

Financial liabilities

Held for trading
Forward exchange contracts	$681.9	$116.2

Forward exchange contracts [member]
Statement [LineItems]
Outstanding Derivative Contracts for which Hedge Accounting Treatment is not Applied
Outstanding forward exchange contracts consisted of the following:

		Contract Amount
	Maturity Date	(In Millions)
December 31, 2021

Sell NT$	January 2022 to March 2022	NT$	132,734.5
Sell US$	January 2022 to March 2022	US$	2,009.1

December 31, 2022

Sell NT$	January 2023 to March 2023	NT$	79,610.6
Sell US$	January 2023 to March 2023	US$	752.5
Sell RMB	January 2023 to March 2023	RMB	1,448.4